Financial Risk Management Objectives and Policies - Additional Information (Detail) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Jul. 24, 2019 USD ($) R$ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | R$ / $		4.7500
Increase in lease liabilities | R$	R$ 2,124,722
Global Azul Air Projects [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of conomic rights in Atlantic Gateway	35.60%
Percentage of conomic rights in TAP	6.10%
Interest rate risk [member] | Weighted average [member] | Ifrs london interbank offered rate libor [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average interest rate	5.34%
Interest rate risk [member] | Weighted average [member] | Interbank certificate of deposit rate CDI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average interest rate	4.74%
Currency risk [member] | US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate	4.0307
Currency risk [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate	4.5305
Market risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative transaction Amount | $		$ 28
Interest rate | R$ / $		3.7731
Credit risk [member] | Oceanair Linhas Areas S [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loan commitments and financial guarantee contracts | R$	R$ 52,000